Taxes (Detail Textuals) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Taxes [Line Items]
PRC income tax	25.00%	25.00%
Reduced tax rate amount		$ 322,449
Basic and diluted (in dollars per share)	$ 0.05	$ 0.59
Net operating loss carry forward for U.S. income tax	2,106,000
Percentage of valuation allowance	100.00%	100.00%
Cumulative undistributed earnings of foreign subsidiaries	44,200,000
Earnings per share basic and diluted, if statutory income tax applied (in dollars per share)		$ 0.58
Effective income tax rate reconciliation, other item		0.80%
Gain on change in fair value of warrants		$ 4,852,399
China
Taxes [Line Items]
PRC income tax	25.00%
Percentage of valuation allowance	100.00%	100.00%